Derivatives and Financial Instruments (Details) (USD $)	3 Months Ended									6 Months Ended		12 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended					3 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013 Commodity derivatives	Jun. 30, 2012 Commodity derivatives	Jun. 30, 2013 Commodity derivatives	Jun. 30, 2012 Commodity derivatives	Dec. 31, 2012 Commodity derivatives	Jun. 30, 2013 Commodity swap	Jun. 30, 2012 Commodity swap	Jun. 30, 2013 Commodity swap	Jun. 30, 2012 Commodity swap	Dec. 31, 2012 Commodity swap	Dec. 31, 2011 Commodity swap	Jun. 30, 2013 Commodity swap Not designated as hedges bbl	Dec. 31, 2012 Commodity swap Not designated as hedges bbl	Dec. 31, 2011 Commodity swap Not designated as hedges bbl	Jun. 30, 2010 Interest rate swap agreements Not designated as hedges CRLLC	Mar. 31, 2010 Interest rate swap agreements Not designated as hedges CRLLC
Derivative Financial Instruments
Current period settlements on derivative contracts	$ 14,700,000			$ (8,100,000)						$ (37,800,000)	$ (27,200,000)	$ (137,565,000)	$ (7,182,000)	$ (2,140,000)
Total gain (loss) on derivatives, net	120,500,000	(8,186,000)	(168,970,000)	38,817,000	(147,253,000)	103,179,000	(9,924,000)	6,931,000	(22,106,000)	100,500,000	(108,500,000)	(285,592,000)	78,080,000	(1,506,000)	(200,000)	4,100,000	(2,400,000)	(3,900,000)	(11,700,000)	120,700,000	34,700,000	102,900,000	(104,600,000)	(273,900,000)	80,400,000
Portion of net unrealized loss in accrued liabilities															(100,000)		(100,000)		14,000
Number of barrels																										20,000,000	23,300,000	13,000,000
Net unrealized loss																										71,600,000	66,800,000
Portion of net unrealized loss in current liabilities																											67,700,000
Portion of net unrealized gain in non-current assets																										5,000,000	900,000	18,800,000
Net unrealized gain																												80,400,000
Portion of net unrealized gain in current assets																										66,600,000		61,600,000
Fixed rate (as a percent)																													4.195%
Notional amount																													$ 110,000,000	$ 180,000,000
Floating rate basis																													Three months LIBOR